Janus Henderson Global Technology and Innovation Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares		Value
Common Stocks– 97.4%
Aerospace & Defense – 0.5%
Axon Enterprise Inc*	110,809	$28,625,289
Automobiles – 0.2%
Tesla Inc*	39,408	9,792,100
Diversified Financial Services – 3.2%
Mastercard Inc	362,392	154,563,812
Visa Inc	103,202	26,868,641
		181,432,453
Electronic Equipment, Instruments & Components – 1.0%
Amphenol Corp	570,141	56,518,077
Hotels, Restaurants & Leisure – 1.4%
Booking Holdings Inc*	22,792	80,848,238
Information Technology Services – 0.9%
GoDaddy Inc*	335,756	35,643,857
MongoDB Inc*	19,824	8,105,042
Snowflake Inc - Class A*	45,040	8,962,960
		52,711,859
Interactive Media & Services – 8.3%
Alphabet Inc - Class C*	1,404,055	197,873,471
Meta Platforms Inc - Class A*	779,123	275,778,377
		473,651,848
Media – 0.2%
Trade Desk Inc*	181,492	13,060,164
Multiline Retail – 3.1%
Amazon.com Inc*	659,095	100,142,894
MercadoLibre Inc*	47,208	74,189,260
		174,332,154
Professional Services – 1.2%
Ceridian HCM Holding Inc*	528,216	35,453,858
Paylocity Holding Corp*	200,667	33,079,955
		68,533,813
Real Estate Management & Development – 2.0%
CoStar Group Inc*	1,341,454	117,229,665
Semiconductor & Semiconductor Equipment – 33.7%
Advanced Micro Devices Inc*	578,350	85,254,574
Analog Devices Inc	704,258	139,837,468
Applied Materials Inc	701,656	113,717,388
ASM International NV	31,875	16,534,567
ASML Holding NV	337,221	253,745,812
Broadcom Inc	42,115	47,010,869
Infineon Technologies AG	534,611	22,305,947
KLA Corp	217,320	126,328,116
Lam Research Corp	164,396	128,764,811
Lattice Semiconductor Corp*	324,587	22,393,257
Marvell Technology Inc	828,790	49,984,325
NVIDIA Corp	873,851	432,748,492
NXP Semiconductors NV	248,022	56,965,693
ON Semiconductor Corp*	603,152	50,381,287
Taiwan Semiconductor Manufacturing Co Ltd	14,560,000	281,377,872
Texas Instruments Inc	549,469	93,662,486
		1,921,012,964
Software – 34.3%
Adobe Inc*	351,078	209,453,135
Atlassian Corp - Class A*	62,921	14,966,389
Cadence Design Systems Inc*	406,144	110,621,441
CCC Intelligent Solutions Holdings Inc*	9,306,550	106,001,605
Constellation Software Inc/Canada	75,012	186,002,471
Dynatrace Inc*	829,702	45,376,402
HashiCorp Inc - Class A*	734,487	17,363,273
HubSpot Inc*	14,913	8,657,593
Intuit Inc	28,102	17,564,593
Lumine Group Inc*	1,260,804	28,453,498
Microsoft Corp	1,683,079	632,905,027
Nice Ltd (ADR)*	218,208	43,534,678
Oracle Corp	297,212	31,335,061
Pagerduty Inc*	303,145	7,017,807
Palo Alto Networks Inc*	147,129	43,385,400
Procore Technologies Inc*	490,437	33,948,049
ServiceNow Inc*	71,835	50,750,709

Shares		Value
Common Stocks– (continued)
Software– (continued)
Synopsys Inc*	173,152	$89,157,696
Tyler Technologies Inc*	194,687	81,402,528
Workday Inc - Class A*	725,086	200,167,241
		1,958,064,596
Specialized Real Estate Investment Trusts (REITs) – 0.5%
Equinix Inc	35,005	28,192,677
Technology Hardware, Storage & Peripherals – 5.8%
Apple Inc	1,709,524	329,134,656
Wireless Telecommunication Services – 1.1%
T-Mobile US Inc	383,336	61,460,261
Total Common Stocks (cost $3,074,842,957)		5,554,600,814
Private Placements– 0.8%
Professional Services – 0.2%
Apartment List Inc*,¢,§	3,783,673	11,237,509
Software – 0.6%
Magic Leap Inc - Class A private equity common shares*,¢,§	18,847	0
Via Transportation Inc - Preferred shares*,¢,§	546,008	26,099,182
Via Transportation Inc - private equity common shares*,¢,§	78,474	3,751,057
Via Transportation Inc - Series A*,¢,§	50,741	2,425,420
Via Transportation Inc - Series B*,¢,§	9,272	443,202
Via Transportation Inc - Series C*,¢,§	8,331	398,222
Via Transportation Inc - Series D*,¢,§	29,804	1,424,631
Via Transportation Inc - Series E*,¢,§	13,836	661,361
Via Transportation Inc - Series G-1*,¢,§	17,973	859,109
		36,062,184
Total Private Placements (cost $56,880,997)		47,299,693
Warrants– 0%
Road & Rail – 0%
Grab Holdings Ltd, expires 12/1/26*	333,275	73,987
Software – 0%
Constellation Software Inc/Canada, expires 3/31/40*,¢	75,723	6
Total Warrants (cost $986,182)		73,993
Investment Companies– 1.8%
Money Markets – 1.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº,£((cost $101,428,774)	101,408,492	101,428,774
Total Investments (total cost $3,234,138,910) – 100.0%		5,703,403,274
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(2,032,214)
Net Assets – 100%		$5,701,371,060

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$4,797,185,176	84.1%
Taiwan	281,377,872	4.9
Netherlands	270,280,379	4.7
Canada	214,455,975	3.8
Argentina	74,189,260	1.3
Israel	43,534,678	0.8
Germany	22,305,947	0.4
Singapore	73,987	0.0

Total	$5,703,403,274	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/23
Investment Companies - 1.8%
Money Markets - 1.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	$794,114	$(1,613)	$(14,139)	$101,428,774
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	50,987∆	-	-	-
Total Affiliated Investments - 1.8%	$845,101	$(1,613)	$(14,139)	$101,428,774

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 12/31/23
Investment Companies - 1.8%
Money Markets - 1.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	157,569,479	170,125,734	(226,250,687)	101,428,774
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	3,144,520	88,686,472	(91,830,992)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2023.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2023 is $47,299,699, which represents 0.8% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of December 31, 2023)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Apartment List Inc	11/2/20	$13,821,757	$11,237,509	0.2%
Magic Leap Inc - Class A private equity common shares	10/5/17	9,160,263	0	0.0
Via Transportation Inc - Preferred shares	11/4/21	24,847,568	26,099,182	0.5
Via Transportation Inc - private equity common shares	12/2/21	3,392,431	3,751,057	0.1
Via Transportation Inc - Series A	12/2/21	2,193,533	2,425,420	0.0
Via Transportation Inc - Series B	12/2/21	400,829	443,202	0.0
Via Transportation Inc - Series C	12/2/21	360,149	398,222	0.0
Via Transportation Inc - Series D	12/2/21	1,288,427	1,424,631	0.0
Via Transportation Inc - Series E	12/2/21	598,130	661,361	0.0
Via Transportation Inc - Series G-1	2/2/23	817,910	859,109	0.0
Total		$56,880,997	$47,299,693	0.8%

The Fund has registration rights for certain restricted securities held as of December 31, 2023. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$5,554,600,814	$-	$-
Private Placements	-	-	47,299,693
Warrants	73,987	-	6
Investment Companies	-	101,428,774	-
Total Assets	$5,554,674,801	$101,428,774	$47,299,699

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the period.

Financial assets of $6 were transferred out of Level 2 to Level 3 since certain security’s prices were determined using significant unobservable inputs at the end of the current period and other significant observable inputs at the end of the prior year.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2023.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

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